S000027194 [Member] Expense Example, No Redemption - S000027194 [Member]	Jul. 31, 2025 USD ($)
C000082083 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 25
Expense Example, No Redemption, 3 Years	77
Expense Example, No Redemption, 5 Years	135
Expense Example, No Redemption, 10 Years	306
C000206532 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	30
Expense Example, No Redemption, 3 Years	93
Expense Example, No Redemption, 5 Years	163
Expense Example, No Redemption, 10 Years	368
C000210388 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	$ 555